                                                     March 21, 2013

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds

    File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for filing on behalf of Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund pursuant to the Securities Act of 1933, as amended, and Rule 497(c) thereunder, and the Investment Company Act of 1940, as amended, are exhibits containing interactive data format of risk/return summary information included in the supplement, filed pursuant to Rule 497(c) on March 6, 2013, to the Harbor Strategic Markets Funds Prospectus, dated March 1, 2013.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4420.

Sincerely,

/s/ Charles F. McCain
Charles F. McCain Chief Compliance Officer

Cc:	Christopher P. Harvey, Esq.

    Stephanie A. Capistron, Esq.

    Dechert LLP

    David G. Van Hooser

    Anmarie S. Kolinski

    Erik D. Ojala, Esq.

    Susan A. DeRoche

    Harbor Funds

    Shanna Palmersheim, Esq.

    Harbor Capital Advisors, Inc.

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.